Schedule of ROU assets and lease liabilities (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Leases
Operating lease assets	$ 4,717	$ 6,490	$ 9,412	$ 6,428
Current operating lease liabilities	1,190	1,469	1,985	1,638
Non-current operating lease liabilities	3,854	5,623	7,596	4,852
Total Operating lease liabilities	$ 5,044	$ 7,092	$ 9,581	$ 6,490